Quarterly Holdings Report
for
Fidelity Advisor® Diversified International Fund
January 31, 2025
ADIF-NPRT1-0425
1.813040.120
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 0.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	89,088	2,220,020
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd	235,877	10,968,197
TOTAL AUSTRALIA		13,188,217
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	57,958	11,315,643
BRAZIL - 0.3%
Financials - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	279,800	1,618,747
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA	322,400	2,988,408
TOTAL BRAZIL		4,607,155
CANADA - 5.6%
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	229,716	12,131,079
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Cameco Corp	142,784	7,060,850
Canadian Natural Resources Ltd	422,102	12,822,653
Imperial Oil Ltd	141,974	9,443,442
MEG Energy Corp	172,869	2,834,464
South Bow Corp	66,200	1,584,227
		33,745,636
Industrials - 0.5%
Professional Services - 0.5%
Thomson Reuters Corp	40,047	6,729,748
Information Technology - 1.1%
Software - 1.1%
Constellation Software Inc/Canada	4,648	15,200,769
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	7,474	0
Lumine Group Inc Subordinate Voting Shares (a)(b)	20,819	552,222
		15,752,991
Materials - 0.7%
Metals & Mining - 0.7%
Franco-Nevada Corp	68,489	9,310,470
TOTAL CANADA		77,669,924
CHINA - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Prosus NV Class N	57,400	2,192,539
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	31,295	6,526,572
TOTAL CHINA		8,719,111
CONGO DEMOCRATIC REPUBLIC OF - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Ivanhoe Mine Ltd Class A (b)	726,230	7,800,220
DENMARK - 3.2%
Health Care - 2.1%
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	345,197	29,143,143
Industrials - 1.1%
Air Freight & Logistics - 1.1%
DSV A/S	74,800	14,901,227
TOTAL DENMARK		44,044,370
FRANCE - 9.0%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	33,656	24,616,153
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	41,800	2,927,878
Financials - 1.0%
Capital Markets - 0.2%
Amundi SA (a)(d)	43,400	3,061,575
Insurance - 0.8%
AXA SA	276,817	10,501,651
Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
EssilorLuxottica SA	55,185	15,211,038
Industrials - 2.4%
Aerospace & Defense - 1.8%
Safran SA	57,558	14,268,421
Thales SA	63,893	10,346,714
		24,615,135
Electrical Equipment - 0.6%
Legrand SA	89,241	9,098,372
TOTAL INDUSTRIALS		33,713,507

Information Technology - 1.3%
IT Services - 1.0%
Alten SA	9,460	875,882
Capgemini SE	74,721	13,578,032
		14,453,914
Software - 0.3%
Dassault Systemes SE	111,500	4,353,165
TOTAL INFORMATION TECHNOLOGY		18,807,079

Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	93,518	16,335,891
TOTAL FRANCE		125,174,772
GERMANY - 10.1%
Financials - 4.5%
Capital Markets - 1.1%
Deutsche Boerse AG	62,068	15,333,149
Insurance - 3.4%
Allianz SE	70,690	23,049,625
Hannover Rueck SE	36,636	9,664,973
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,382	13,757,866
		46,472,464
TOTAL FINANCIALS		61,805,613

Health Care - 1.7%
Biotechnology - 0.2%
BioNTech SE ADR (b)	31,700	3,923,509
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA (b)	274,500	10,527,810
Pharmaceuticals - 0.7%
Merck KGaA	65,496	9,886,786
TOTAL HEALTH CARE		24,338,105

Industrials - 0.8%
Aerospace & Defense - 0.1%
Rheinmetall AG	904	708,421
Electrical Equipment - 0.1%
Siemens Energy AG (b)	33,700	2,005,058
Industrial Conglomerates - 0.6%
Siemens AG	41,580	8,913,755
TOTAL INDUSTRIALS		11,627,234

Information Technology - 2.8%
Software - 2.8%
SAP SE	137,874	37,994,525
Materials - 0.3%
Construction Materials - 0.3%
Heidelberg Materials AG	34,200	4,841,120
TOTAL GERMANY		140,606,597
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
AIA Group Ltd	489,782	3,443,239
INDIA - 1.5%
Financials - 1.3%
Banks - 1.1%
Axis Bank Ltd	125,000	1,417,223
HDFC Bank Ltd	671,100	13,144,079
		14,561,302
Capital Markets - 0.2%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(b)(d)	168,624	2,982,959
TOTAL FINANCIALS		17,544,261

Industrials - 0.2%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (a)	63,200	2,860,311
TOTAL INDIA		20,404,572
INDONESIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	11,790,469	6,811,117
IRELAND - 0.5%
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	98,011	6,842,836
ITALY - 3.1%
Financials - 2.3%
Banks - 2.3%
FinecoBank Banca Fineco SpA	455,767	8,695,025
UniCredit SpA	489,736	22,490,273
		31,185,298
Industrials - 0.8%
Electrical Equipment - 0.4%
Prysmian SpA	72,300	5,050,771
Machinery - 0.1%
Interpump Group SpA	61,800	2,931,169
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	82,785	3,865,232
TOTAL INDUSTRIALS		11,847,172

TOTAL ITALY		43,032,470
JAPAN - 17.6%
Communication Services - 1.2%
Entertainment - 1.2%
Capcom Co Ltd	203,750	4,652,058
Nintendo Co Ltd	189,500	12,432,090
		17,084,148
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Fast Retailing Co Ltd	32,916	10,841,125
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Trial Holdings Inc (b)(e)	39,500	689,706
Personal Care Products - 0.1%
Rohto Pharmaceutical Co Ltd	79,800	1,352,827
TOTAL CONSUMER STAPLES		2,042,533

Financials - 3.0%
Banks - 1.1%
Sumitomo Mitsui Financial Group Inc	628,930	15,498,789
Financial Services - 0.7%
ORIX Corp	458,671	9,688,427
Insurance - 1.2%
Tokio Marine Holdings Inc	500,771	16,517,117
TOTAL FINANCIALS		41,704,333

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	132,485	17,790,876
Industrials - 7.3%
Electrical Equipment - 0.9%
Fuji Electric Co Ltd	155,450	7,406,410
Mitsubishi Electric Corp	327,952	5,375,450
		12,781,860
Industrial Conglomerates - 2.7%
Hitachi Ltd	1,500,540	37,724,237
Machinery - 2.0%
Ebara Corp	178,800	2,945,220
IHI Corp	38,000	2,273,474
Kawasaki Heavy Industries Ltd	77,700	3,509,514
Mitsubishi Heavy Industries Ltd	1,298,418	19,002,668
		27,730,876
Professional Services - 0.3%
BayCurrent Inc	105,259	4,488,448
Trading Companies & Distributors - 1.4%
ITOCHU Corp	318,915	14,684,146
Mitsui & Co Ltd	213,800	4,231,527
		18,915,673
TOTAL INDUSTRIALS		101,641,094

Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.2%
Keyence Corp	6,657	2,867,228
IT Services - 0.5%
Fujitsu Ltd	361,353	6,988,481
Semiconductors & Semiconductor Equipment - 1.2%
Disco Corp	1,700	492,020
Renesas Electronics Corp	520,244	6,968,398
Tokyo Electron Ltd	57,230	9,653,785
		17,114,203
Technology Hardware, Storage & Peripherals - 0.7%
FUJIFILM Holdings Corp	436,114	9,608,071
TOTAL INFORMATION TECHNOLOGY		36,577,983

Materials - 1.3%
Chemicals - 1.3%
Shin-Etsu Chemical Co Ltd	568,054	17,610,943
TOTAL JAPAN		245,293,035
LUXEMBOURG - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
CVC Capital Partners PLC (a)(b)(d)	359,361	8,544,601
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	485,500	1,258,617
NETHERLANDS - 5.2%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (b)	5,731	3,783,247
Industrials - 2.3%
Professional Services - 1.7%
Wolters Kluwer NV	130,639	23,818,501
Trading Companies & Distributors - 0.6%
IMCD NV	51,375	8,069,079
TOTAL INDUSTRIALS		31,887,580

Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV depository receipt	42,150	31,161,917
BE Semiconductor Industries NV	43,945	5,684,891
		36,846,808
TOTAL NETHERLANDS		72,517,635
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	126,929	2,124,305
SPAIN - 2.2%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Industria de Diseno Textil SA	156,170	8,477,003
Financials - 1.6%
Banks - 1.6%
Banco Santander SA	2,346,196	12,023,095
CaixaBank SA	1,787,222	10,818,693
		22,841,788
TOTAL SPAIN		31,318,791
SWEDEN - 3.0%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	593,491	16,930,428
Industrials - 1.8%
Machinery - 1.8%
Atlas Copco AB A Shares	622,448	10,398,474
Indutrade AB	516,471	14,272,148
		24,670,622
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (b)(c)(f)	15,457	321,343
TOTAL SWEDEN		41,922,393
SWITZERLAND - 3.0%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA Series A	80,454	15,553,261
Financials - 1.4%
Capital Markets - 1.4%
Partners Group Holding AG	4,502	6,885,848
UBS Group AG	372,853	13,239,710
		20,125,558
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG (b)	55,637	6,762,576
TOTAL SWITZERLAND		42,441,395
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	137,067	28,690,864
UNITED KINGDOM - 15.0%
Consumer Discretionary - 3.1%
Broadline Retail - 0.0%
B&M European Value Retail SA	273,780	1,100,189
Hotels, Restaurants & Leisure - 2.8%
Compass Group PLC	543,958	18,741,744
Flutter Entertainment PLC (United Kingdom) (b)	22,685	6,134,527
InterContinental Hotels Group PLC	107,278	14,304,598
		39,180,869
Leisure Products - 0.3%
Games Workshop Group PLC	19,728	3,561,485
TOTAL CONSUMER DISCRETIONARY		43,842,543

Consumer Staples - 0.1%
Beverages - 0.1%
Diageo PLC	45,719	1,361,989
Financials - 4.6%
Banks - 1.9%
HSBC Holdings PLC	201,200	2,101,357
Lloyds Banking Group PLC	14,130,300	10,864,307
NatWest Group PLC	1,903,400	10,148,280
Starling Bank Ltd Class D (b)(c)(f)	1,191,700	4,033,818
		27,147,762
Capital Markets - 2.7%
3i Group PLC	230,981	11,097,105
London Stock Exchange Group PLC	172,855	25,722,214
St James's Place PLC	54,600	713,542
		37,532,861
TOTAL FINANCIALS		64,680,623

Health Care - 2.0%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (a)(d)	709,600	2,173,188
Pharmaceuticals - 1.9%
Astrazeneca PLC	186,789	26,220,624
TOTAL HEALTH CARE		28,393,812

Industrials - 5.1%
Aerospace & Defense - 2.5%
BAE Systems PLC	1,082,593	16,364,734
Rolls-Royce Holdings PLC (b)	2,469,038	18,409,529
		34,774,263
Professional Services - 1.9%
RELX PLC (Netherlands)	519,672	25,974,211
Trading Companies & Distributors - 0.7%
Ashtead Group PLC	77,569	5,103,194
RS GROUP PLC	595,292	4,801,357
		9,904,551
TOTAL INDUSTRIALS		70,653,025

Real Estate - 0.1%
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	65,469	775,221
TOTAL UNITED KINGDOM		209,707,213
UNITED STATES - 12.0%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	7,800	4,278,690
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Shell PLC	502,201	16,489,646
Financials - 2.2%
Capital Markets - 0.6%
S&P Global Inc	16,655	8,684,083
Financial Services - 0.7%
Mastercard Inc Class A	18,444	10,244,351
Insurance - 0.9%
Marsh & McLennan Cos Inc	53,177	11,533,028
TOTAL FINANCIALS		30,461,462

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Alcon AG	192,054	17,654,418
Industrials - 2.7%
Electrical Equipment - 1.3%
Schneider Electric SE	69,119	17,530,292
Professional Services - 0.5%
Experian PLC	154,890	7,629,832
Trading Companies & Distributors - 0.9%
Ferguson Enterprises Inc (United Kingdom)	72,197	13,033,684
TOTAL INDUSTRIALS		38,193,808

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Marvell Technology Inc	125,354	14,147,452
Materials - 3.3%
Chemicals - 1.0%
Linde PLC	31,042	13,848,457
Construction Materials - 2.3%
CRH PLC (United Kingdom)	157,647	15,731,145
Holcim AG	169,349	16,972,838
		32,703,983
TOTAL MATERIALS		46,552,440

TOTAL UNITED STATES		167,777,916
TOTAL COMMON STOCKS (Cost $877,591,490)		1,365,257,008

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (b)(c)(f)	10,541	1,939,036
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc (b)(c)(f)	39,419	677,218
Wasabi Holdings Inc Series C (b)(c)(f)	372,910	5,175,991

TOTAL UNITED STATES		5,853,209
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,350,038)		7,792,245

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	21,339,120	21,343,387
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	732,615	732,688
TOTAL MONEY MARKET FUNDS (Cost $22,075,724)			22,076,075

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $907,017,252)	1,395,125,328
NET OTHER ASSETS (LIABILITIES) - 0.1%	731,090
NET ASSETS - 100.0%	1,395,856,418

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $20,174,856 or 1.4% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,762,323 or 1.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,147,406 or 0.9% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	2,738,515

Kry International Ab	5/14/21 - 10/30/24	1,022,024

Starling Bank Ltd Class D	6/18/21 - 4/05/22	2,273,444

Wasabi Holdings Inc	9/09/22	560,006

Wasabi Holdings Inc Series C	3/31/21	4,051,518

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,826,310	47,381,106	64,864,029	445,951	-	-	21,343,387	21,339,120	0.0%
Fidelity Securities Lending Cash Central Fund	7,977,214	41,217,413	48,461,939	10,632	-	-	732,688	732,615	0.0%
Total	46,803,524	88,598,519	113,325,968	456,583	-	-	22,076,075	22,071,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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